FROST DIVIDEND VALUE EQUITY FUND | CLASS A SHARE
FROST DIVIDEND VALUE EQUITY FUND
INVESTMENT OBJECTIVE
The Frost Dividend Value Equity Fund (the "Fund") seeks long-term capital appreciation and current income.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Class A Shares of the Frost Funds. More information about these and other discounts is available from your financial professional, in the section "Sales Charges" on page 105 of this prospectus, and in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		CLASS A SHARE FROST DIVIDEND VALUE EQUITY FUND CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed if applicable)		none
[1]	Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CLASS A SHARE FROST DIVIDEND VALUE EQUITY FUND CLASS A SHARES
Management Fees		0.80%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.16%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.22%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARE FROST DIVIDEND VALUE EQUITY FUND CLASS A SHARES	445	700	974	1,754

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that pay, or are expected to pay, dividends. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser expects that the Fund's investments in foreign companies will normally represent less than 30% of the Fund's assets.

The Adviser seeks to identify and invest in companies that have attractive valuations and a dividend that has the potential to grow as fast as inflation and whose yield is greater than the market or its sector or industry average. The Adviser considers dividends to be a significant component of total long-term equity returns and focuses on the sustainability and growth of dividends with attractive yields. To access the sustainability of a firm's dividend, the Adviser analyzes a firm's dividend history, its competitive position and the industry dynamics in which the firm operates.

The Adviser employs both quantitative and qualitative analyses to select companies that have capital appreciation and dividend growth potential, with a focus on the following stock characteristics:

o	Attractive valuation based on intrinsic, absolute and relative value;

o	Dividend yields greater than the market or their sector or industry;

o	History of growing dividends with the likelihood of sustainable growth of dividends;

o	Attractive business models that generate the necessary cash flow to cover and sustain the dividend and its growth; and

o	Sound balance sheets.

The Adviser seeks to manage the Fund in a tax-efficient manner although portfolio turnover rates can vary, depending upon market conditions. The Adviser has disciplines in place that serve as sell signals, such as if the price of the security exceeds the Adviser's assessment of its fair value or in response to dividend yield declining below the Adviser's yield objective, a negative company event, a change in management, poor relative price performance, or a deterioration in a company's business prospects, performance or financial strength.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER

19.06%	(16.85)%

(06/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/12 to 9/30/12 was 6.60%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31,2011

This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2011 to those of the Russell 1000 Value Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CLASS A SHARE FROST DIVIDEND VALUE EQUITY FUND	Label	1 Year	5 Years	Since Inception	Inception Date
CLASS A SHARES	FUND RETURN BEFORE TAXES	(5.85%)	0.64%	4.57%	May 31, 2002
CLASS A SHARES After Taxes On Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	(6.11%)	none	none	May 31, 2002
CLASS A SHARES After Taxes On Distributions And Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(3.44%)	none	none	May 31, 2002
CLASS A SHARES RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	0.39%	(2.64%)	3.96%	May 31, 2002